Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional amount	£ 24,275	£ 23,746
Commitments
Disclosure of contingent liabilities [line items]
Notional amount	336,371	284,451
Guarantees and letters of credit pledged as collateral security | Contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional amount	16,743	15,759
Performance guarantees, acceptances and endorsements | Contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional amount	7,532	7,987
Documentary credits and other short-term trade related transactions | Commitments
Disclosure of contingent liabilities [line items]
Notional amount	1,888	1,584
Standby facilities, credit lines and other commitments | Commitments
Disclosure of contingent liabilities [line items]
Notional amount	£ 334,483	£ 282,867